UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Asset Strategy Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares		Value
Agricultural Products - 0.01%
IOI Corporation Berhad (A)	---	*	$	---	*
Kuala Lumpur Kepong Berhad (A)	45			127
				127
Automobile Manufacturers - 1.13%
Honda Motor Co., Ltd. (A)(B)	1,079			32,729

Biotechnology - 3.31%
Genentech, Inc. (B)	595			52,721
Gilead Sciences, Inc. (B)	935			42,669
				95,390
Communications Equipment - 2.19%
Nokia Corporation, Series A, ADR	1,558			29,051
QUALCOMM Incorporated	795			34,174
				63,225
Computer Hardware - 3.05%
Hewlett-Packard Company	1,138			52,636
High Tech Computer Corp. (A)(B)	2,272			35,264
				87,900
Construction & Engineering - 0.14%
Orascom Construction Industries Company (OCI), GDR (A)	38			3,997

Construction & Farm Machinery & Heavy Trucks - 1.25%
Deere & Company	728			36,041

Diversified Banks - 2.83%
Industrial and Commercial Bank of China (Asia) Limited (A)(B)	135,141			81,679

Diversified Metals & Mining - 3.85%
BHP Billiton Plc (A)(B)	2,613			59,189
Southern Copper Corporation	2,716			51,824
				111,013
Education Services - 1.29%
New Oriental Education & Technology Group Inc., ADR (B)	580			37,232

Fertilizers & Agricultural Chemicals - 1.33%
Monsanto Company	388			38,381

Heavy Electrical Equipment - 0.84%
ALSTOM (A)	320			24,286

Home Entertainment Software - 2.49%
Nintendo Co., Ltd. (A)	170			71,940

Hotels, Resorts & Cruise Lines - 0.83%
Ctrip.com International, Ltd.	616			23,807

Integrated Oil & Gas - 1.68%
Petroleo Brasileiro S.A. - Petrobras, ADR	1,106			48,598

Oil & Gas Drilling - 2.44%
SeaDrill Limited (A)	1,232			25,524
Transocean Inc.	407			44,718
				70,242
Oil & Gas Equipment & Services - 2.28%
Schlumberger Limited	452			35,286
Smith International, Inc.	521			30,530
				65,816
Oil & Gas Exploration & Production - 0.18%
OAO NOVATEK, GDR (A)	114			5,210

Oil & Gas Refining & Marketing - 0.99%
Reliance Industries Limited (A)	677			28,430

Packaged Foods & Meats - 1.94%
Nestle S.A., Registered Shares (A)	840			36,311
Perdigao S.A. (A)	1,042			19,736
				56,047
Personal Products - 0.38%
Hengan International Group Company Limited (A)	3,838			10,922

Railroads - 1.58%
ALL - America Latina Logistica S.A. (A)	1,748			12,006
Union Pacific Corporation	470			33,458
				45,464
Restaurants - 1.03%
YUM! Brands, Inc.	916			29,859

Semiconductor Equipment - 0.69%
Applied Materials, Inc.	1,317			19,943

Soft Drinks - 1.87%
Coca-Cola Company (The)	1,021			53,978

Tobacco - 3.71%
Korea Tobacco & Ginseng Corporation (A)	588			43,882
Philip Morris International Inc.	1,315			63,251
				107,133

TOTAL COMMON STOCKS - 43.31%				$1,249,389
(Cost: $1,399,710)

INVESTMENT FUNDS
Gold & Precious Metals - 1.00%
SPDR Gold Trust (B)	339			28,856

Multiple Industry - 0.18%
Vietnam Azalea Fund Limited (B)(C)(D)	1,100			5,071

TOTAL INVESTMENT FUNDS - 1.18%				$33,927
(Cost: $36,885)

PREFERRED STOCKS
Packaged Foods & Meats
Sadia S.A. (A)	595			1,804

TOTAL PREFERRED STOCKS - 0.06%				$1,804
(Cost: $4,011)

CORPORATE DEBT SECURITIES	Principal
Automobile Mfg. / Vehicle Parts - 0.09%
Hyundai Motor Company,
5.300%, 12-19-08 (E)	$2,600	2,605

Banking - 0.10%
PT Bank Rakyat Indonesia (Persero),
7.750%, 10-30-13	1,000	996
Russian Standard Bank:
7.500%, 10-7-10	2,000	1,280
7.500%, 10-7-10 (F)	950	665
		2,941
Building Products - 0.05%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	1,600	1,408

Consumer Products / Tobacco - 0.08%
Central European Distribution Corporation,
8.000%, 7-25-12 (E)(G)	EUR1,800	2,306

Finance Companies - 0.20%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (F)(H)	$3,750	3,622
Toyota Motor Credit Corporation,
6.520%, 1-18-15 (H)	2,400	2,243
		5,865
Metals / Mining - 0.56%
Evraz Group S.A.:
8.875%, 4-24-13 (F)	9,000	6,840
8.250%, 11-10-15	3,500	2,573
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,000	2,789
Vedanta Resources plc,
6.625%, 2-22-10 (F)	3,900	3,705
		15,907
Paper / Forest Products - 0.05%
Sino-Forest Corporation,
9.125%, 8-17-11 (F)	1,325	1,312

Transportation - Other - 0.57%
Noble Group Limited,
8.500%, 5-30-13 (E)	2,500	2,062
8.500%, 5-30-13	2,500	2,125
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	13,500	12,285
		16,472
Utilities - 0.26%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (E)(G)	BRL14,000	7,387

Wireless - 0.32%
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (G)	RUB200,000	7,093
Open Joint Stock Company "Vimpel-Communications",
8.000%, 2-11-10	$2,450	2,294
		9,387

TOTAL CORPORATE DEBT SECURITIES - 2.28%		$65,590
(Cost: $72,996)

OTHER GOVERNMENT SECURITIES
Australia - 0.87%
Commonwealth of Australia Treasury Bonds,
5.750%, 4-15-12 (G)	AUD31,000	24,964

Norway - 1.10%
Norway Government Bonds,
6.000%, 5-16-11 (G)	NOK180,000	31,827

Russia - 0.54%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (G)	RUB435,000	15,596

Switzerland - 0.89%
Switzerland Government Bonds,
3.500%, 8-7-10 (G)	CHF28,000	25,789

TOTAL OTHER GOVERNMENT SECURITIES - 3.40%		$98,176
(Cost: $108,257)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (I)
5.500%, 9-15-17	$3,096	412
5.000%, 11-15-17	1,558	192
5.000%, 4-15-19	1,883	247
5.000%, 4-15-19	922	118
5.000%, 7-15-21	964	21
5.000%, 11-15-22	1,121	164
5.000%, 1-15-23	181	-	*
5.500%, 3-15-23	2,111	413
5.000%, 4-15-23	593	17
5.000%, 5-15-23	1,697	257
5.000%, 8-15-23	1,293	207
5.500%, 11-15-23	1,598	42
5.500%, 11-15-23	3,464	68
5.000%, 9-15-24	1,873	60
5.500%, 9-15-24	868	29
5.500%, 4-15-25	579	25
5.500%, 4-15-25	379	39
5.000%, 9-15-25	3,583	107
5.500%, 10-15-25	7,405	1,554
5.000%, 4-15-26	3,834	175
5.000%, 10-15-28	2,054	293
5.500%, 2-15-30	1,137	90
5.000%, 8-15-30	1,957	157
5.500%, 3-15-31	1,619	177
5.500%, 10-15-32	4,749	804
5.500%, 5-15-33	3,563	801
6.000%, 11-15-35	2,498	562
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.500%, 11-25-17	1,217	47
5.000%, 5-25-22	966	182
5.000%, 7-25-23	9,612	1,744
5.000%, 8-25-23	2,916	451
5.000%, 11-25-23	2,448	405
5.500%, 9-25-25	661	18
5.500%, 11-25-25	1,955	55
5.000%, 9-25-30	4,137	563
5.500%, 6-25-33	2,500	505
5.500%, 8-25-33	5,618	1,153
5.500%, 12-25-33	4,253	804
5.500%, 4-25-34	6,559	1,439
5.500%, 11-25-36	7,058	1,637
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.000%, 1-20-30	3,682	299
5.000%, 6-20-31	3,839	375
5.500%, 3-20-32	2,832	404
5.000%, 7-20-33	978	150
5.500%, 11-20-33	3,830	576
5.500%, 6-20-35	2,585	580
5.500%, 7-20-35	1,962	234
5.500%, 7-20-35	1,734	415
5.500%, 10-16-35	2,731	626

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.68%		$19,693
(Cost: $18,377)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Bonds,
4.500%, 5-15-38	55,000	56,633

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 1.96%		$56,633
(Cost: $57,950)

BULLION	Troy Ounces
Gold	431	372,882

TOTAL BULLION - 12.93%		$372,882

(Cost: $335,456)

SHORT-TERM SECURITIES	Principal
Repurchase Agreement - 4.94%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $142,414,
0.050%, 10-1-08 (J)	$142,414	142,414

United States Government Obligations - 29.26%
United States Treasury Bills:
1.985%, 10-16-08	15,500	15,487
1.970%, 10-16-08	15,000	14,988
1.930%, 10-30-08	10,000	9,984
1.980%, 10-30-08	7,000	6,989
2.135%, 11-6-08	30,000	29,936
1.950%, 11-6-08	5,000	4,990
2.110%, 11-13-08	10,000	9,975
1.910%, 11-13-08	10,000	9,977
2.150%, 11-13-08	50,000	49,872
2.210%, 11-13-08	15,000	14,960
1.950%, 11-20-08	15,000	14,959
1.960%, 11-20-08	20,000	19,946
2.160%, 11-20-08	70,000	69,790
1.880%, 11-28-08	30,000	29,909
2.000%, 12-4-08	50,000	49,822
2.085%, 12-4-08	40,000	39,852
2.110%, 12-4-08	35,000	34,869
2.255%, 12-4-08	30,000	29,880
1.940%, 12-4-08	34,000	33,883
2.000%, 12-4-08	25,000	24,911
2.160%, 12-11-08	55,000	54,766
2.130%, 12-11-08	15,000	14,937
2.220%, 12-11-08	40,000	39,825
2.205%, 12-18-08	20,000	19,904
2.050%, 12-26-08	15,000	14,927
2.110%, 12-26-08	15,000	14,924
2.245%, 12-26-08	20,000	19,893
2.110%, 1-2-09	15,000	14,918
2.100%, 1-2-09	20,000	19,891
2.040%, 1-8-09	15,000	14,916
1.910%, 1-29-09	15,000	14,904
1.920%, 2-5-09	15,000	14,898
1.910%, 2-12-09	30,000	29,787
1.910%, 2-19-09	30,000	29,776
1.900%, 2-26-09	11,000	10,914
		844,159

TOTAL SHORT-TERM SECURITIES - 34.20%		$986,573
(Cost: $986,573)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,884,667
(Cost: $3,020,215)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,193,439	$(3,719)
Level 2 - Other Significant Observable Inputs	1,670,561	---
Level 3 - Significant Unobservable Inputs	20,667	---
Total	$2,884,667	$(3,719)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 7-1-08	$13,304	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)**	(2,837)	---
Net purchases (sales)	18,719	---
Transfers in and/or out of Level 3	(8,519)	---
Ending Balance 9-30-08	$20,667	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(2,837)	$ ---

**The net change in unrealized appreciation (depreciation) includes a change in accrued amortization which is not shown due to rounding.

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following forward currency contracts were outstanding at September 30, 2008:
Type	Currency	Currency Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	5,566	1-12-09	$914	$	---
Sell	British Pound	57,500	9-4-09	---		1,510
Buy	United Arab Emirates Dirham	121,100	11-17-08	---		850
Buy	United Arab Emirates Dirham	128,200	3-11-10	---		1,734
Buy	United Arab Emirates Dirham	32,200	3-24-10	---		539

				$914		$4,633

*Not shown due to rounding as amount is less than 500.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Restricted security. At September 30, 2008, the following restricted security was owned:
Security	Acquisition Date	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07	1,100	$6,380	$5,071

The total value of this security represented approximately 0.18% of total investments at September 30, 2008.

(D)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2008.

(E)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $14,360 or 0.50% of total investments.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $16,143 or 0.56% of total investments.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CHF - Swiss Franc, EUR - Euro, NOK - Norwegian Krone and RUB - Russian Ruble).

(H)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(I)Amount shown in principal column represents notional amount for computation of interest.

(J)Collateralized by $147,750 United States Treasury Bill, 1.75% due 9-24-09; market value and accrued interest aggregate $145,205.

Securities with an aggregate market value of $459,491, representing 15.93% of total investments, have been valued in good faith by the Valuation Committe subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
GDR = Global Depositary Receipts
REMIC = Real Estate Mortgage Investment Conduit

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008